RISK MANAGEMENT (Details 25) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Risk Management [Line Items]
Financial guarantees	$ 5,253,375	$ 6,701,643
2019
Disclosure Of Risk Management [Line Items]
Financial guarantees	3,370,845	5,137,205
Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial guarantees	1,426,992	1,224,061
Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial guarantees	277,710	149,238
Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial guarantees	$ 177,828	$ 191,139